Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.1%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.5070%, 9/15/34ž,‡	$11,417,538	$10,899,304
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	13,817,689	13,716,278
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26ž	543,196	542,597
Aimco 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7087%, 10/17/34ž,‡	5,821,000	5,825,849
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	882,695	855,283
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	863,258	831,392
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	2,299,998	2,107,974
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	4,372,330	4,234,906
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	25,620,269	24,867,065
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	27,744,000	26,757,461
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	3,492,332	3,143,874
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	20,395,209	20,443,321
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.7085%, 7/18/34ž,‡	5,454,000	5,462,977
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	2,448,401	2,417,193
Babson CLO Ltd 2018-3A A1, CME Term SOFR 3 Month + 1.2116%, 6.5362%, 7/20/29ž,‡	1,374,462	1,374,400
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6562%, 4/21/31ž,‡	22,450,000	22,468,948
Babson CLO Ltd 2020-4A A, CME Term SOFR 3 Month + 1.4816%, 6.8062%, 1/20/32ž,‡	6,776,670	6,784,849
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	32,899,069	32,899,069
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 0%, 7/20/37ž,‡	5,292,308	5,292,308
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	4,822,452
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6638%, 1/27/50ž,‡	7,804,588	6,561,309
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5906%, 1/27/50ž,‡	6,565,699	5,351,892
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5069%, 1/27/50ž,‡	9,329,952	7,398,984
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	8,386,000	7,756,870
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 0%, 7/15/37ž,‡	19,509,000	19,509,000
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 7.2268%, 4/15/37ž,‡	21,212,000	21,219,363
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	20,831,000	21,598,692
BX Commercial Mortgage Trust 2019-MMP C, CME Term SOFR 1 Month + 1.4940%, 6.8230%, 8/15/36ž,‡	4,346,250	4,254,450
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	4,134,000	3,678,498
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,302,442
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.3735%, 10/15/37ž,‡	3,078,853	3,061,535
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	18,764,000	18,537,126
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	14,912,300	14,723,104
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 6.0958%, 5/15/38ž,‡	13,690,854	13,516,262
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.3933%, 9/15/36ž,‡	15,945,000	15,711,726
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 7.0933%, 9/15/36ž,‡	16,692,000	16,481,742
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	15,489,053	15,242,266
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.2688%, 11/15/28ž,‡	18,578,211	18,439,043

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 8.0178%, 11/15/28ž,‡	$15,919,610	$15,681,099
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	24,841,746	24,754,956
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	3,893,705
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7662%, 1/22/35ž,‡	16,984,000	16,990,607
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.3362%, 1/22/35ž,‡	6,819,244	6,825,688
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.6545%, 5/31/32ž,‡	21,276,000	21,282,425
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	21,107,000	21,199,497
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,588,260	8,135,210
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	764,247
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,867,989	14,517,217
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,992,082	5,355,773
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,592,148	17,347,941
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,846,356	48,714,260
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28ž	140,187	139,569
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	1,013,121	1,001,716
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 2/25/50ž,‡	14,014,599	13,522,440
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 0%, 7/17/37ž,‡	36,304,000	36,304,000
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 6.6885%, 7/18/31ž,‡	10,087,755	10,099,044
CIFC Funding Ltd 2021-4A A, CME Term SOFR 3 Month + 1.3116%, 6.6402%, 7/15/33ž,‡	19,742,995	19,766,351
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1880%, 1/23/35ž,‡	5,524,216	5,529,718
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	4,083,469	4,027,208
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	3,480,588	3,385,464
Cold Storage Trust 2020-ICE5 A, CME Term SOFR 1 Month + 1.0145%, 6.3415%, 11/15/37ž,‡	24,568,865	24,491,080
Cold Storage Trust 2020-ICE5 B, CME Term SOFR 1 Month + 1.4145%, 6.7415%, 11/15/37ž,‡	10,924,957	10,882,044
Cold Storage Trust 2020-ICE5 C, CME Term SOFR 1 Month + 1.7645%, 7.0915%, 11/15/37ž,‡	10,966,242	10,936,126
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	697,375	662,056
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	24,350,000	24,233,222
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	32,659,000	32,858,501
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9854%, 12/25/41ž,‡	10,646,000	10,705,450
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.3354%, 1/27/42ž,‡	12,368,000	12,710,127
Connecticut Avenue Securities Trust 2022-R03 1M1, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	8,096,158	8,219,165
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	7,609,441	7,672,423
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 8.3354%, 4/25/42ž,‡	9,001,000	9,276,011
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.8350%, 9/25/42ž,‡	15,467,631	15,764,316
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	9,822,443	10,002,724
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.6350%, 5/25/43ž,‡	12,785,898	13,106,980
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	11,209,605	11,285,904
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2850%, 9/25/43ž,‡	5,211,444	5,251,376
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/26/43ž,‡	10,480,204	10,541,516
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3854%, 1/25/44ž,‡	10,062,301	10,062,290

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4850%, 3/25/44ž,‡	$6,547,356	$6,547,351
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.4237%, 5/25/44ž,‡	10,051,293	10,051,284
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	2,678,053	2,674,095
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	9,077,470	9,168,813
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	3,342,470	3,362,071
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	21,898,000	21,406,688
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,074,684
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	30,189,251
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	6,852,820	6,727,290
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40ž	17,548,000	18,002,426
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	15,657,147
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	39,641,000	39,641,000
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 4/20/34ž,‡	8,217,000	8,231,437
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	7,189,903	7,018,827
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 6.5235%, 7/15/38ž,‡	8,260,022	8,235,290
Fannie Mae REMICS, 3.0000%, 5/25/48	6,653,764	5,829,936
Fannie Mae REMICS, 3.0000%, 11/25/49	9,094,901	7,958,688
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	11,740,484	11,710,655
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	11,009,820	11,042,728
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	19,001,055	15,961,903
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	4,269,381	4,132,887
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/25/41ž,‡	4,938,000	4,955,028
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 11/25/41ž,‡	7,332,723	7,322,531
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	5,220,531	5,250,027
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 6.2854%, 12/25/41ž,‡	17,339,400	17,294,590
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6854%, 12/25/41ž,‡	6,594,891	6,671,676
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 6.6354%, 2/25/42ž,‡	2,986,874	2,998,332
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 4/25/42ž,‡	3,116,382	3,156,002
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	5,905,501	5,958,621
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.6354%, 8/25/42ž,‡	5,183,672	5,306,321
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	5,607,267	5,712,679
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	1,325,759	1,334,525
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	9,623,153	9,752,212
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 5/25/44ž,‡	14,147,363	14,171,024
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	10,764,107	10,293,207
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	80,622,646	13,688
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	27,085,776	7,617
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	39,217,954	32,535,699
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	21,145,803	20,995,050
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	23,570,037	23,669,079
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0496%, 3/1/28ž,‡	7,709,000	7,739,223
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 7.0201%, 5/15/41ž,‡	29,946,000	29,901,193
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2880%, 1/23/35ž,‡	5,360,143	5,360,143
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž	24,841,000	24,833,361
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,179,354
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	4,291,534	4,207,713
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	9,960,130	9,873,343
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	20,581,000	20,221,587

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	$14,000,000	$13,642,282
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26ž	394,192	392,943
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	7,505,310	7,479,135
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.8911%, 6/15/26ž,‡	19,813,000	19,713,360
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5662%, 3/20/30ž,‡	2,881,108	2,884,914
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	7,156,398	7,037,577
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	5,634,586	5,668,039
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,552,978
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž	8,285,561	8,291,415
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 6.1435%, 3/15/38ž,‡	26,199,103	25,727,183
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.5435%, 3/15/38ž,‡	15,119,064	14,711,860
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.6241%, 5/16/39ž,‡	36,759,000	36,165,112
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 7.1228%, 5/16/39ž,‡	6,155,000	6,037,169
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	6,965,940	6,968,531
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	5,243,000	5,243,344
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5762%, 4/20/32ž,‡	28,249,000	28,277,503
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	5,503,000	5,533,676
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	21,321,672	21,307,481
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	10,353,803	9,644,743
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	12,797,292	11,922,474
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	13,305,245	11,232,862
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	9,694,495	9,204,573
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	19,697,000	19,833,029
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.2444%, 4/15/38ž,‡	23,261,420	23,059,435
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.7944%, 4/15/38ž,‡	13,131,184	12,993,736
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 7.0588%, 3/15/39ž,‡	9,928,000	9,835,344
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	7,373,403
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,103,126	1,055,735
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	35,750,000	35,631,852
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	2,468,661	2,384,523
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	4,787,603	4,513,903
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	12,545,386	11,751,066
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34ž	1,804,067	1,803,760
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	14,104,321	13,087,399
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	7,823,701	6,576,107
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	22,131,739	18,691,185
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	29,331,744	24,347,884
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	12,437,704	10,165,853
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4179%, 10/15/28ž,‡	12,512,452	12,663,791
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5648%, 10/15/28ž,‡	4,656,940	4,666,788
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29ž	763,558	759,559
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	22,458,850	22,801,471
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	7,712,184	7,681,398
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	18,844,007	18,318,214
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	13,660,117	13,263,479
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	21,557,225	21,217,073
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	6,335,599	6,010,503
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9136%, 1/25/33ž,‡	13,094,620	13,180,887
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/17/37ž,‡	33,718,254	33,718,254

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2862%, 1/22/35ž,‡	$5,891,224	$5,897,911
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/15/39ž,‡	20,435,353	20,435,353
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	27,849,831	28,500,784
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	15,215,378	15,369,164
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	10,701,943	10,674,368
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	11,671,372	11,671,355
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,‡	20,001,000	20,000,642
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	670,482	663,117
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	5,787,491	5,757,083
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	2,632,834	2,624,806
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,982,169	1,700,440
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	833,293	713,171
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	31,401,000	32,581,142
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3290%, 1/15/39ž,‡	10,990,000	10,853,208
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6662%, 1/20/32ž,‡	26,345,000	26,357,277
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 6.1741%, 11/15/38ž,‡	2,248,628	2,230,713
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	12,345,060	10,113,872
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	14,644,028	15,750,747
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.7462%, 7/20/34ž,‡	7,594,000	7,603,895
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	23,414,873	24,158,712
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	12,258,571	11,391,846
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	2,333,970	2,322,239
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32ž	99,716	99,611
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	17,832,000	16,895,270
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,158,660
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 7/15/39ž,‡	8,418,000	7,814,215
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50ž,Ç	1,098,325	1,090,501
VMC Finance LLC 2021-HT1 A, CME Term SOFR 1 Month + 1.7645%, 7.0964%, 1/19/37ž,‡	6,196,131	6,072,089
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	16,608,000	16,564,480
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 2/15/40ž,‡	3,699,864	3,672,354
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,394,425	7,856,654
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	2,684,748	2,573,337
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	9,044,957	8,369,808
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	10,956,330	11,003,677
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43ž,‡	17,309,908	17,489,163
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	31,263,312	31,670,385
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	14,038,952	13,986,177
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	45,931,961	45,746,929
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	14,617,310	14,740,851
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,616,602,099)		2,587,530,317
Bank Loans and Mezzanine Loans – 0.4%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.50000%, 7.8291%, 6/18/31ƒ,‡	29,838,560	29,801,262
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	23,341,000	23,341,000
Transportation – 0.2%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31ƒ,‡	37,634,005	37,582,070
Total Bank Loans and Mezzanine Loans (cost $90,779,371)		90,724,332
Corporate Bonds – 13.6%
Banking – 3.2%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	29,671,000	30,556,030
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	18,818,949
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,μ	21,700,000	21,609,988
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	12,939,942
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,526,524
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	24,453,843

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Bank of Montreal, US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	$25,134,000	$20,567,617
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	12,805,000	11,903,104
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	15,658,000	15,493,997
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,407,149
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,189,565
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	20,875,000	22,980,673
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	34,861,231
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	49,562,499
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	8,361,000	8,306,369
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 9.0070%‡,μ	2,012,000	2,006,925
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	28,640,000	32,216,943
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	5,852,000	5,801,041
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	38,567,016
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	12,858,000	12,788,413
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	21,877,170
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	22,436,382
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	10,200,000	10,121,773
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	18,622,000	19,750,660
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,μ	7,243,000	7,222,284
Mitsubishi UFJ Financial Group Inc, US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	15,834,000	15,824,698
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	24,119,338
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,297,592
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,755,493
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,059,928
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,362,701
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	13,991,369
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,201,851
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	24,164,782
Nordea Bank Abp, 5.3750%, 9/22/27ž	30,280,000	30,432,245
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	24,333,467
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	8,308,000	8,528,409
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,610,710
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	9,252,000	9,227,903
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	7,619,000	7,585,740
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30ž,‡	17,997,000	17,961,264
UBS Group AG, 5.6990%, 2/8/35ž	15,190,000	15,174,510
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	19,733,729
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	14,098,000	14,152,072
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	16,105,503
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	27,921,000	27,803,766
		818,393,157
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	9,170,000	9,421,997
Celanese US Holdings LLC, 6.3300%, 7/15/29	9,083,000	9,341,803
Celanese US Holdings LLC, 6.5500%, 11/15/30	22,993,000	24,027,528
Celanese US Holdings LLC, 6.7000%, 11/15/33	22,403,000	23,542,183
		66,333,511
Brokerage – 0.7%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	38,398,000	38,499,373
Intercontinental Exchange Inc, 5.2500%, 6/15/31	25,121,000	25,262,785
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	41,546,000	42,604,352
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	31,587,089
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	19,524,657
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	30,998,946
		188,477,202
Capital Goods – 1.1%
BAE Systems PLC, 5.1250%, 3/26/29ž	9,092,000	9,051,515
BAE Systems PLC, 5.2500%, 3/26/31ž	3,410,000	3,400,870
BAE Systems PLC, 5.3000%, 3/26/34ž	13,438,000	13,314,424
Berry Global Inc, 5.8000%, 6/15/31ž	32,563,000	32,515,420
Boeing Co/The, 6.2980%, 5/1/29ž	7,775,000	7,884,318
Boeing Co/The, 6.3880%, 5/1/31ž	19,467,000	19,818,512
Boeing Co/The, 6.5280%, 5/1/34ž	18,746,000	19,194,022
Boeing Co/The, 6.8580%, 5/1/54ž	8,207,000	8,421,792
Boeing Co/The, 7.0080%, 5/1/64ž	3,991,000	4,086,265

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Bombardier Inc, 7.0000%, 6/1/32ž	$18,900,000	$19,162,540
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,097,320
L3Harris Technologies Inc, 5.4000%, 7/31/33	16,296,000	16,244,607
Lockheed Martin Corp, 4.4500%, 5/15/28	8,605,000	8,474,643
Regal Rexnord Corp, 6.0500%, 4/15/28	16,939,000	17,142,500
RTX Corp, 5.7500%, 1/15/29	8,545,000	8,773,695
RTX Corp, 6.0000%, 3/15/31	17,198,000	17,914,295
TransDigm Inc, 6.3750%, 3/1/29ž	5,971,000	6,001,112
TransDigm Inc, 6.6250%, 3/1/32ž	26,896,000	27,166,558
WESCO Distribution Inc, 6.3750%, 3/15/29ž	11,336,000	11,376,957
WESCO Distribution Inc, 6.6250%, 3/15/32ž	14,352,000	14,503,069
		271,544,434
Communications – 0.3%
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,455,920
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	45,850,000	46,315,007
Comcast Corp, 4.5500%, 1/15/29	13,994,000	13,772,845
T-Mobile USA Inc, 4.8500%, 1/15/29	14,640,000	14,458,165
T-Mobile USA Inc, 5.1500%, 4/15/34	12,529,000	12,314,301
		88,316,238
Consumer Cyclical – 1.0%
CBRE Services Inc, 5.9500%, 8/15/34	49,832,000	50,447,696
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,398,622
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	15,207,000	15,041,367
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,728,549
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,598,288
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,553,698
General Motors Financial Co Inc, 5.9500%, 4/4/34	17,465,000	17,479,920
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,342,096
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,207,946
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,671,584
Home Depot Inc/The, 4.7500%, 6/25/29	8,749,000	8,698,053
Home Depot Inc/The, 4.8500%, 6/25/31	10,820,000	10,735,058
Home Depot Inc/The, 4.9500%, 6/25/34	8,656,000	8,565,774
Home Depot Inc/The, 5.3000%, 6/25/54	8,633,000	8,428,881
LKQ Corp, 5.7500%, 6/15/28	20,493,000	20,686,047
LKQ Corp, 6.2500%, 6/15/33	19,272,000	19,780,087
ZF North America Capital Inc, 6.7500%, 4/23/30ž	18,844,000	19,191,502
ZF North America Capital Inc, 6.8750%, 4/23/32ž	10,126,000	10,468,816
		257,023,984
Consumer Non-Cyclical – 2.0%
AbbVie Inc, 4.8000%, 3/15/29	16,060,000	15,997,923
AbbVie Inc, 4.9500%, 3/15/31	13,888,000	13,851,877
AbbVie Inc, 5.4000%, 3/15/54	8,659,000	8,562,183
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,375,836
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,815,506
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	10,875,000	10,377,256
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,151,504
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,172,068
HCA Inc, 5.2000%, 6/1/28	5,579,000	5,556,907
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,290,136
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,066,625
HCA Inc, 5.4500%, 4/1/31	10,176,000	10,168,692
HCA Inc, 3.6250%, 3/15/32	10,927,000	9,625,191
HCA Inc, 5.5000%, 6/1/33	18,299,000	18,149,235
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,219,609
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,721,790
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	19,216,000	18,923,160
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	9,318,000	8,044,026
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,368,714
Nestle Capital Corp, 4.7500%, 3/12/31ž	30,750,000	30,361,356
Nestle Capital Corp, 4.8750%, 3/12/34ž	32,579,000	32,156,878
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	16,350,333
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	22,389,300
Pilgrim's Pride Corp, 6.2500%, 7/1/33	22,981,000	23,409,665

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Polaris Inc, 6.9500%, 3/15/29	$18,977,000	$19,849,233
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,538,775
Smith & Nephew PLC, 5.4000%, 3/20/34	29,329,000	28,874,962
Solventum Corp, 5.4000%, 3/1/29ž	19,797,000	19,736,588
Solventum Corp, 5.4500%, 3/13/31ž	30,323,000	29,942,204
Solventum Corp, 5.6000%, 3/23/34ž	39,969,000	39,256,544
Solventum Corp, 6.0000%, 5/15/64ž	14,047,000	13,323,469
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	25,840,333
		518,467,878
Electric – 0.9%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	21,483,564
Duke Energy Corp, 4.3000%, 3/15/28	15,581,000	15,115,985
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	34,938,269
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	13,794,286
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,322,916
Georgia Power Co, 4.6500%, 5/16/28	11,031,000	10,860,595
Georgia Power Co, 4.9500%, 5/17/33	17,435,000	16,999,325
Georgia Power Co, 5.2500%, 3/15/34	14,170,000	14,125,276
National Grid PLC, 5.6020%, 6/12/28	7,753,000	7,828,494
National Grid PLC, 5.8090%, 6/12/33	16,262,000	16,340,262
Southern Co, 5.7000%, 3/15/34	15,142,000	15,394,677
Xcel Energy Inc, 5.4500%, 8/15/33	36,599,000	35,955,939
		220,159,588
Energy – 0.8%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	20,937,000	20,953,540
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	5,254,000	5,366,726
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	12,907,839
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,653,689
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	13,879,198
DT Midstream Inc, 4.3750%, 6/15/31ž	15,063,000	13,719,734
DT Midstream Inc, 4.3000%, 4/15/32ž	2,843,000	2,570,120
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	11,692,461
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,693,116
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	617,729
EQT Corp, 5.7000%, 4/1/28	7,749,000	7,824,437
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	10,767,969
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,925,950
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,651,468
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,390,843
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	22,976,854
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,062,920
Viper Energy Partners LP, 7.3750%, 11/1/31ž	19,853,000	20,561,514
		207,216,107
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	10,114,000	9,854,474
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	14,859,000	15,397,395
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	16,398,000	16,849,001
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,299,640
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,596,861
		53,997,371
Government Guarantee – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	8,972,000	9,062,513
Electricite de France SA, 6.2500%, 5/23/33ž	13,964,000	14,445,343
		23,507,856
Insurance – 1.4%
Aon North America Inc, 5.3000%, 3/1/31	22,096,000	22,031,786
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	45,032,337
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	10,683,029
Arthur J Gallagher & Co, 5.4500%, 7/15/34	19,427,000	19,267,995
Athene Global Funding, 2.7170%, 1/7/29ž	21,681,000	19,232,419
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	14,262,808
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,063,990
Centene Corp, 4.2500%, 12/15/27	53,971,000	51,530,780
Centene Corp, 2.4500%, 7/15/28	16,998,000	15,091,329
Centene Corp, 3.0000%, 10/15/30	18,048,000	15,432,284
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,350,886
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	11,435,044
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	32,121,718
Health Care Service Corp, 5.8750%, 6/15/54ž	26,720,000	26,290,878

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Humana Inc, 5.3750%, 4/15/31	$20,163,000	$20,055,943
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,297,777
Humana Inc, 5.9500%, 3/15/34	8,690,000	8,883,344
Humana Inc, 5.7500%, 4/15/54	13,360,000	12,873,964
		359,938,311
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,733,572
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	33,827,000	33,926,384
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	17,887,204
		51,813,588
Technology – 1.2%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,891,616
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,129,805
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	17,822,185
CoStar Group Inc, 2.8000%, 7/15/30ž	12,054,000	10,193,058
Fiserv Inc, 5.4500%, 3/2/28	17,859,000	18,019,030
Foundry JV Holdco LLC, 5.9000%, 1/25/30ž	7,778,000	7,889,128
Foundry JV Holdco LLC, 6.1500%, 1/25/32ž	22,582,000	23,019,288
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	53,049,000	52,595,418
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	10,448,929
Leidos Inc, 2.3000%, 2/15/31	4,088,000	3,368,160
Leidos Inc, 5.7500%, 3/15/33	13,585,000	13,703,543
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,378,535
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,501,620
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,230,673
MSCI Inc, 3.6250%, 9/1/30ž	25,762,000	23,129,227
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	19,428,749
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,537,708
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,837,624
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,432,649
Trimble Inc, 6.1000%, 3/15/33	27,338,000	28,308,713
Workday Inc, 3.5000%, 4/1/27	8,410,000	8,045,002
		320,910,660
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	13,770,217
Total Corporate Bonds (cost $3,529,517,073)		3,482,603,674
Mortgage-Backed Securities – 9.2%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	17,702,722	15,055,793
5.0000%, TBA, 30 Year Maturity	12,788,000	12,356,482
6.0000%, TBA, 30 Year Maturity	7,350,400	7,369,732
		34,782,007
Fannie Mae Pool:
7.5000%, 7/1/28	22,785	23,325
3.0000%, 10/1/34	949,149	885,961
2.5000%, 11/1/34	713,590	650,694
3.0000%, 11/1/34	441,374	412,078
3.0000%, 12/1/34	419,694	391,797
2.5000%, 12/1/36	31,394,563	28,601,996
6.0000%, 2/1/37	171,634	177,600
4.5000%, 11/1/42	988,221	958,874
3.0000%, 1/1/43	593,267	526,316
3.0000%, 2/1/43	138,182	122,090
3.0000%, 5/1/43	1,375,346	1,213,562
5.0000%, 7/1/44	104,842	103,705
4.5000%, 10/1/44	2,418,751	2,346,451
4.5000%, 3/1/45	3,760,080	3,647,685
4.0000%, 5/1/45	633,393	592,455
4.5000%, 6/1/45	1,927,585	1,864,404
3.0000%, 3/1/47	4,453,717	3,907,026
3.5000%, 8/1/47	764,415	695,213
3.5000%, 12/1/47	369,601	336,141
3.5000%, 12/1/47	227,541	206,942
3.5000%, 1/1/48	2,248,943	2,035,516
4.0000%, 1/1/48	7,972,272	7,438,797
4.0000%, 1/1/48	2,988,149	2,785,696
3.0000%, 2/1/48	2,808,858	2,467,676
3.5000%, 3/1/48	366,934	333,229

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 3/1/48	$2,279,718	$2,125,263
4.5000%, 3/1/48	88,671	84,860
5.0000%, 5/1/48	2,197,638	2,155,058
4.5000%, 8/1/48	49,311	47,192
4.0000%, 11/1/48	5,333,051	4,953,779
4.0000%, 12/1/48	830,713	771,635
4.0000%, 2/1/49	1,216,824	1,130,287
4.0000%, 3/1/49	2,591,255	2,406,972
4.0000%, 6/1/49	2,672,809	2,479,354
4.0000%, 6/1/49	698,535	647,975
4.5000%, 6/1/49	317,189	303,306
3.0000%, 8/1/49	3,008,700	2,563,806
3.0000%, 8/1/49	1,416,122	1,206,721
4.5000%, 8/1/49	492,892	471,319
3.0000%, 9/1/49	10,258,840	8,850,989
3.0000%, 9/1/49	610,354	536,291
4.0000%, 9/1/49	3,081,184	2,858,429
4.5000%, 1/1/50	654,337	625,655
2.5000%, 3/1/50	2,570,074	2,103,069
4.0000%, 3/1/50	9,061,822	8,417,370
4.0000%, 4/1/50	2,178,581	2,016,868
3.0000%, 7/1/50	8,766,534	7,547,460
4.5000%, 7/1/50	14,759,431	13,967,189
2.5000%, 8/1/50	50,212,216	41,963,173
2.5000%, 8/1/50	2,039,256	1,709,505
4.0000%, 8/1/50	1,802,769	1,668,953
3.0000%, 9/1/50	1,180,386	1,015,511
4.0000%, 9/1/50	18,966,589	17,593,812
4.5000%, 10/1/50	11,083,404	10,607,130
4.0000%, 1/1/51	19,437,456	18,030,598
4.0000%, 3/1/51	57,901,648	53,710,800
4.0000%, 3/1/51	900,313	835,150
4.0000%, 3/1/51	452,977	420,763
2.0000%, 7/1/51	59,004,983	46,343,541
4.0000%, 10/1/51	66,131,805	61,345,270
4.0000%, 10/1/51	6,485,128	6,015,743
3.0000%, 12/1/51	130,451,454	112,351,232
2.5000%, 1/1/52	12,792,801	10,628,574
3.5000%, 1/1/52	2,515,760	2,265,950
2.5000%, 2/1/52	62,324,461	51,742,161
2.5000%, 2/1/52	55,823,137	46,221,602
2.5000%, 2/1/52	28,519,702	23,494,859
3.5000%, 2/1/52	6,595,721	5,940,271
2.5000%, 3/1/52	25,937,780	21,533,708
2.5000%, 3/1/52	25,352,178	21,004,976
2.5000%, 3/1/52	23,336,541	19,286,570
2.5000%, 3/1/52	9,624,280	8,004,421
2.5000%, 3/1/52	2,233,013	1,850,112
2.5000%, 3/1/52	1,929,869	1,598,949
2.5000%, 3/1/52	1,807,747	1,500,803
2.5000%, 3/1/52	738,931	613,375
3.0000%, 3/1/52	12,000,405	10,336,174
3.5000%, 3/1/52	43,756,417	39,313,624
3.5000%, 3/1/52	4,175,505	3,759,902
3.0000%, 4/1/52	18,653,091	16,035,299
3.0000%, 4/1/52	10,262,657	8,857,583
3.0000%, 4/1/52	8,742,400	7,526,621
3.5000%, 4/1/52	8,678,402	7,795,904
3.5000%, 4/1/52	6,380,643	5,732,786
3.5000%, 4/1/52	4,655,239	4,188,249
3.5000%, 4/1/52	2,760,075	2,479,405
3.5000%, 4/1/52	1,593,494	1,433,761
3.5000%, 4/1/52	1,471,879	1,324,227
4.5000%, 4/1/52	1,423,227	1,343,674
4.5000%, 4/1/52	1,204,542	1,137,213
4.5000%, 4/1/52	690,522	651,818
4.5000%, 4/1/52	627,233	592,076
4.5000%, 4/1/52	548,126	517,403
4.5000%, 4/1/52	352,973	333,201

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.5000%, 5/1/52	$64,633,845	$53,505,553
3.5000%, 5/1/52	4,600,235	4,132,087
4.0000%, 5/1/52	9,186,110	8,532,819
4.5000%, 5/1/52	1,911,582	1,804,436
3.0000%, 6/1/52	13,429,042	11,516,427
3.5000%, 6/1/52	27,603,374	24,794,282
3.5000%, 6/1/52	15,609,739	14,052,436
3.0000%, 7/1/52	13,283,482	11,395,349
3.5000%, 7/1/52	4,003,999	3,596,527
3.5000%, 7/1/52	1,390,440	1,251,616
4.5000%, 7/1/52	7,542,005	7,136,972
3.5000%, 8/1/52	2,714,613	2,438,147
5.0000%, 10/1/52	6,046,522	5,878,743
5.0000%, 10/1/52	2,660,127	2,586,313
5.0000%, 1/1/53	2,545,484	2,474,852
5.0000%, 1/1/53	826,340	803,411
5.0000%, 2/1/53	1,002,321	974,491
5.0000%, 3/1/53	602,371	585,251
5.5000%, 3/1/53	384,671	382,450
5.0000%, 4/1/53	1,167,959	1,134,766
5.5000%, 4/1/53	184,226	183,137
5.0000%, 5/1/53	594,988	578,078
5.5000%, 5/1/53	340,350	338,314
5.5000%, 5/1/53	177,158	176,099
5.0000%, 6/1/53	3,072,906	3,016,777
5.0000%, 6/1/53	1,178,012	1,144,533
5.0000%, 6/1/53	723,416	702,856
5.5000%, 6/1/53	30,709,454	30,565,045
5.5000%, 6/1/53	486,078	483,679
4.5000%, 7/1/53	3,597,428	3,435,267
5.0000%, 7/1/53	9,625,249	9,433,788
5.0000%, 7/1/53	2,717,662	2,669,628
5.5000%, 7/1/53	1,395,061	1,386,523
5.5000%, 7/1/53	839,593	835,319
5.0000%, 8/1/53	10,755,823	10,549,410
5.0000%, 8/1/53	729,207	708,960
5.0000%, 9/1/53	2,444,082	2,395,465
5.5000%, 9/1/53	23,829,663	23,706,512
5.5000%, 11/1/53	7,326,802	7,358,521
5.0000%, 12/1/53	1,377,230	1,350,800
6.0000%, 1/1/54	7,825,006	8,020,926
5.5000%, 3/1/54	13,188,366	13,241,865
6.0000%, 3/1/54	6,507,094	6,653,360
6.0000%, 4/1/54	15,816,657	16,106,519
6.0000%, 5/1/54	40,014,109	40,547,562
3.5000%, 8/1/56	9,600,491	8,448,717
3.0000%, 2/1/57	9,594,140	8,069,834
3.0000%, 6/1/57	175,642	147,530
2.5000%, 3/1/62	58,212,869	46,030,144
		1,240,914,604
Freddie Mac Gold Pool:
4.0000%, 9/1/48	1,436,604	1,335,863
Freddie Mac Pool:
3.0000%, 5/1/31	8,200,406	7,790,228
3.0000%, 9/1/32	2,134,813	2,010,080
3.0000%, 10/1/32	990,884	931,549
3.0000%, 12/1/32	648,773	611,644
3.0000%, 1/1/33	1,304,430	1,226,979
2.5000%, 12/1/33	8,872,913	8,270,233
3.0000%, 10/1/34	2,356,958	2,200,230
3.0000%, 10/1/34	1,151,209	1,074,570
2.5000%, 11/1/34	2,757,852	2,514,773
2.5000%, 11/1/34	765,154	697,713
2.5000%, 6/1/37	23,385,977	21,199,930
6.0000%, 4/1/40	2,573,338	2,663,123
4.5000%, 5/1/44	777,463	751,980
4.0000%, 4/1/45	18,987	17,762
3.0000%, 1/1/46	423,321	375,194
3.5000%, 7/1/46	1,734,207	1,573,307

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.0000%, 3/1/47	$937,428	$875,473
3.5000%, 12/1/47	5,434,864	4,911,749
3.5000%, 2/1/48	2,001,452	1,805,630
4.0000%, 3/1/48	2,069,309	1,929,109
4.5000%, 3/1/48	81,623	78,115
4.0000%, 4/1/48	1,995,870	1,859,253
4.0000%, 4/1/48	1,934,644	1,797,057
4.0000%, 5/1/48	3,449,285	3,203,981
4.5000%, 7/1/48	590,739	565,353
5.0000%, 9/1/48	107,899	105,711
4.0000%, 11/1/48	481,227	447,003
4.0000%, 12/1/48	5,860,957	5,444,293
4.5000%, 12/1/48	1,745,301	1,683,745
4.5000%, 6/1/49	408,550	389,878
4.0000%, 7/1/49	4,141,849	3,842,413
4.5000%, 7/1/49	3,280,684	3,130,748
4.5000%, 7/1/49	520,821	498,025
3.0000%, 8/1/49	926,510	789,508
4.5000%, 8/1/49	2,916,871	2,783,563
3.0000%, 12/1/49	1,026,630	885,743
3.0000%, 12/1/49	895,383	772,506
4.5000%, 1/1/50	2,022,658	1,930,217
4.5000%, 1/1/50	565,141	540,369
3.5000%, 3/1/50	584,759	519,512
4.0000%, 3/1/50	5,808,167	5,395,107
4.5000%, 3/1/50	7,001,396	6,597,239
2.5000%, 8/1/50	1,041,569	873,467
2.5000%, 8/1/50	402,718	337,598
2.5000%, 9/1/50	1,892,179	1,585,626
4.5000%, 9/1/50	16,896,348	16,170,282
4.0000%, 10/1/50	1,210,209	1,122,616
4.0000%, 11/1/50	9,366,120	8,688,212
2.5000%, 6/1/51	15,281,652	12,742,771
2.5000%, 8/1/51	45,645,237	37,687,767
2.5000%, 9/1/51	37,172,409	30,783,767
2.5000%, 10/1/51	40,340,913	33,352,378
2.5000%, 11/1/51	13,799,085	11,485,949
2.5000%, 1/1/52	3,885,495	3,232,586
2.5000%, 1/1/52	2,489,243	2,070,188
2.5000%, 2/1/52	5,983,178	4,967,272
2.5000%, 2/1/52	3,842,243	3,162,374
3.0000%, 2/1/52	3,285,698	2,831,301
3.0000%, 2/1/52	2,208,345	1,907,705
2.5000%, 3/1/52	29,943,643	24,719,238
2.5000%, 3/1/52	936,611	776,008
3.0000%, 3/1/52	3,298,753	2,848,391
4.5000%, 3/1/52	296,424	279,855
3.5000%, 4/1/52	3,337,296	2,997,930
3.5000%, 4/1/52	3,319,474	2,981,920
3.5000%, 4/1/52	2,649,789	2,386,671
3.5000%, 4/1/52	992,586	893,015
3.5000%, 4/1/52	908,341	817,289
2.5000%, 5/1/52	13,871,506	11,346,209
2.5000%, 5/1/52	12,567,665	10,398,259
3.5000%, 6/1/52	5,285,676	4,760,412
5.0000%, 8/1/52	13,671,259	13,402,927
5.5000%, 9/1/52	7,470,016	7,439,178
5.0000%, 10/1/52	11,898,576	11,568,413
5.0000%, 10/1/52	366,736	356,560
5.5000%, 10/1/52	406,941	405,879
5.0000%, 1/1/53	475,701	462,501
5.0000%, 1/1/53	413,225	401,759
5.0000%, 3/1/53	1,743,563	1,694,011
5.0000%, 3/1/53	1,676,955	1,629,296
5.0000%, 4/1/53	2,090,226	2,025,457
5.0000%, 5/1/53	5,957,505	5,788,192
5.0000%, 5/1/53	3,293,901	3,200,288
5.0000%, 5/1/53	465,959	452,716
5.5000%, 5/1/53	5,585,203	5,545,294

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
5.5000%, 5/1/53	$762,602	$758,040
5.0000%, 6/1/53	2,281,606	2,203,913
5.0000%, 6/1/53	2,263,809	2,186,656
5.0000%, 6/1/53	1,803,831	1,742,407
5.0000%, 6/1/53	1,405,845	1,365,891
5.0000%, 6/1/53	856,612	827,418
5.5000%, 6/1/53	2,178,560	2,148,215
5.5000%, 6/1/53	1,797,017	1,771,986
5.5000%, 6/1/53	1,749,057	1,738,595
5.5000%, 6/1/53	1,725,022	1,700,994
5.5000%, 6/1/53	1,392,794	1,373,348
5.0000%, 7/1/53	4,325,936	4,246,919
5.0000%, 7/1/53	4,123,707	4,041,680
5.5000%, 7/1/53	6,273,849	6,235,454
5.5000%, 7/1/53	4,259,191	4,199,865
5.5000%, 7/1/53	4,036,409	4,011,706
5.0000%, 8/1/53	49,114,834	48,172,282
5.0000%, 9/1/53	908,726	889,912
5.5000%, 9/1/53	5,212,654	5,232,049
6.0000%, 9/1/53	40,577,828	41,116,279
6.0000%, 9/1/53	13,236,750	13,540,892
6.0000%, 10/1/53	22,568,995	22,717,104
6.5000%, 11/1/53	17,087,633	17,592,289
5.5000%, 4/1/54	3,524,952	3,539,251
6.0000%, 4/1/54	29,065,161	29,452,647
		622,075,914
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	60,162,790	50,571,097
3.5000%, TBA, 30 Year Maturity	98,258,806	88,251,834
4.0000%, TBA, 30 Year Maturity	47,949,459	44,311,802
4.5000%, TBA, 30 Year Maturity	23,627,806	22,457,001
5.0000%, TBA, 30 Year Maturity	18,848,683	18,351,883
		223,943,617
Ginnie Mae I Pool:
6.0000%, 1/15/34	44,294	45,601
4.0000%, 1/15/45	8,110,866	7,685,432
4.5000%, 8/15/46	10,365,759	9,971,089
4.0000%, 7/15/47	1,744,856	1,625,176
4.0000%, 8/15/47	234,250	219,438
4.0000%, 11/15/47	267,682	249,322
4.0000%, 12/15/47	795,348	740,795
		20,536,853
Ginnie Mae II Pool:
3.0000%, 11/20/46	30,454,276	26,907,050
4.0000%, 8/20/47	1,025,859	961,710
4.0000%, 8/20/47	159,110	149,161
4.0000%, 8/20/47	149,266	139,932
4.5000%, 2/20/48	1,040,027	1,000,943
4.5000%, 5/20/48	1,682,400	1,619,037
4.5000%, 5/20/48	347,037	333,967
4.0000%, 6/20/48	8,118,818	7,588,898
5.0000%, 8/20/48	3,035,293	2,997,375
3.5000%, 5/20/49	40,462,467	36,610,030
2.5000%, 3/20/51	38,449,354	32,377,164
3.0000%, 4/20/51	26,513,602	23,136,011
3.0000%, 7/20/51	21,349,554	18,619,931
3.0000%, 8/20/51	48,259,830	42,082,177
2.5000%, 1/20/52	41,848,979	34,582,061
		229,105,447
Total Mortgage-Backed Securities (cost $2,474,799,644)		2,372,694,305
United States Treasury Notes/Bonds – 3.4%
4.5000%, 5/31/29	101,907,200	102,599,851
4.6250%, 5/31/31	20,574,000	20,908,328
4.3750%, 5/15/34	318,583,800	318,683,357
4.6250%, 5/15/44	223,390,000	222,971,144
4.2500%, 2/15/54	229,006,400	218,057,031
Total United States Treasury Notes/Bonds (cost $872,142,843)		883,219,711

	Shares or Principal Amounts	Value
Common Stocks – 63.3%
Aerospace & Defense – 0.5%
General Dynamics Corp	425,838	$123,552,637
General Electric Co	97,001	15,420,249
		138,972,886
Banks – 1.3%
JPMorgan Chase & Co	1,700,422	343,927,354
Beverages – 1.0%
Constellation Brands Inc - Class A	480,906	123,727,496
Monster Beverage Corp*	2,645,336	132,134,533
		255,862,029
Biotechnology – 1.9%
AbbVie Inc	1,054,704	180,902,830
Amgen Inc	498,549	155,771,635
Vertex Pharmaceuticals Inc*	293,295	137,473,233
		474,147,698
Building Products – 0.6%
Trane Technologies PLC	439,284	144,493,686
Capital Markets – 2.0%
Charles Schwab Corp	1,480,627	109,107,404
CME Group Inc	705,699	138,740,423
Moody's Corp	115,140	48,465,880
Morgan Stanley	2,214,229	215,200,917
		511,514,624
Chemicals – 0.5%
Corteva Inc	2,156,749	116,335,041
Communications Equipment – 0.3%
Motorola Solutions Inc	185,285	71,529,274
Consumer Finance – 1.4%
American Express Co	1,597,474	369,895,105
Diversified Financial Services – 2.1%
Mastercard Inc - Class A	1,205,113	531,647,651
Energy Equipment & Services – 0.4%
Schlumberger Ltd	2,009,333	94,800,331
Entertainment – 0.7%
Netflix Inc*	186,823	126,083,106
Walt Disney Co	648,632	64,402,672
		190,485,778
Food & Staples Retailing – 1.4%
Costco Wholesale Corp	256,367	217,909,387
Sysco Corp	1,816,593	129,686,574
		347,595,961
Food Products – 0.3%
Hershey Co	485,317	89,215,824
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	1,770,781	184,001,854
Edwards Lifesciences Corp*	1,221,517	112,831,525
Stryker Corp	426,997	145,285,729
		442,119,108
Health Care Providers & Services – 2.0%
HCA Healthcare Inc	274,685	88,250,797
UnitedHealth Group Inc	854,998	435,416,281
		523,667,078
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc	62,216	246,468,684
Chipotle Mexican Grill Inc*	1,995,900	125,043,135
Hilton Worldwide Holdings Inc	1,329,213	290,034,277
McDonald's Corp	949,405	241,946,370
		903,492,466
Household Products – 0.7%
Procter & Gamble Co	1,163,143	191,825,544
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,034,575	220,923,145
Information Technology Services – 0.7%
Accenture PLC	623,127	189,062,963
Insurance – 1.9%
Marsh & McLennan Cos Inc	600,969	126,636,187
Progressive Corp/The	1,757,663	365,084,182
		491,720,369

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Interactive Media & Services – 5.3%
Alphabet Inc - Class C	4,428,357	$812,249,241
Meta Platforms Inc - Class A	1,108,348	558,851,228
		1,371,100,469
Life Sciences Tools & Services – 0.9%
Danaher Corp	289,242	72,267,114
Thermo Fisher Scientific Inc	269,547	149,059,491
		221,326,605
Machinery – 0.9%
Deere & Co	595,883	222,639,765
Multiline Retail – 2.5%
Amazon.com Inc*	3,320,127	641,614,543
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	1,018,895	159,375,556
ConocoPhillips	1,645,674	188,232,192
		347,607,748
Pharmaceuticals – 2.3%
Eli Lilly & Co	361,168	326,994,284
Merck & Co Inc	1,442,386	178,567,387
Zoetis Inc	491,238	85,161,019
		590,722,690
Professional Services – 0.7%
Automatic Data Processing Inc	702,690	167,725,076
Road & Rail – 0.3%
Uber Technologies Inc*	1,104,283	80,259,288
Semiconductor & Semiconductor Equipment – 9.1%
Broadcom Inc	65,119	104,550,508
KLA Corp	269,242	221,992,721
Lam Research Corp	400,991	426,995,266
NVIDIA Corp	11,196,807	1,383,253,537
Texas Instruments Inc	992,948	193,158,175
		2,329,950,207
Software – 8.5%
Adobe Inc*	179,471	99,703,319
Cadence Design Systems Inc*	226,261	69,631,823
Intuit Inc	221,166	145,352,507
Microsoft Corp	3,671,845	1,641,224,476
Oracle Corp	1,177,492	166,261,871
ServiceNow Inc*	86,996	68,437,143
		2,190,611,139
Specialty Retail – 1.5%
Home Depot Inc	533,852	183,773,212
TJX Cos Inc	1,762,350	194,034,735
		377,807,947
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	4,277,694	900,967,910
Textiles, Apparel & Luxury Goods – 0.6%
NIKE Inc - Class B	2,063,342	155,514,087
Total Common Stocks (cost $6,804,470,325)		16,241,081,389
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $507,135,067)	507,070,326	507,171,740
Total Investments (total cost $16,895,446,422) – 102.0%		26,165,025,468
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(515,069,025)
Net Assets – 100%		$25,649,956,443

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$25,797,519,170	98.6%
United Kingdom	89,626,033	0.4
Canada	75,374,608	0.3
France	50,904,957	0.2
Switzerland	33,135,774	0.1
Finland	30,432,245	0.1
Germany	29,660,318	0.1
Japan	24,353,107	0.1
Australia	24,164,782	0.1
Ireland	9,854,474	0.0
Total	$26,165,025,468	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$479,393,319	$3,378,483,660	$(3,350,657,314)	$9,335	$(57,260)	$507,171,740	507,070,326	$27,469,778

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	121	9/30/24	$13,308,109	$227,198
2 Year US Treasury Note	6,189	10/3/24	1,263,909,844	4,400,020
5 Year US Treasury Note	17,369	10/3/24	1,851,155,453	14,911,609
Ultra Long Term US Treasury Bond	1,199	9/30/24	150,287,156	3,834,208
US Treasury Long Bond	4,475	9/30/24	529,448,438	16,443,401
Total - Futures Long				39,816,436
Futures Short:
Ultra 10-Year Treasury Note	5,246	9/30/24	(595,584,938)	(10,917,446)
Total				$28,898,990

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$4,500,043,045
Average notional amount of contracts - short	571,573,323

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$3,714,584,001, which represents 14.5% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,587,530,317	$-
Bank Loans and Mezzanine Loans	-	90,724,332	-
Corporate Bonds	-	3,482,603,674	-
Mortgage-Backed Securities	-	2,372,694,305	-
United States Treasury Notes/Bonds	-	883,219,711	-
Common Stocks	16,241,081,389	-	-
Investment Companies	-	507,171,740	-
Total Investments in Securities	$16,241,081,389	$9,923,944,079	$-
Other Financial Instruments(a):
Futures Contracts	39,816,436	-	-
Total Assets	$16,280,897,825	$9,923,944,079	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$10,917,446	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70213 08-24